Financial Instruments	12 Months Ended
Mar. 31, 2013
Investments All Other Investments [Abstract]
Financial Instruments
26.	FINANCIAL INSTRUMENTS

The Company’s financial instruments that are subject to credit risks are limited to its cash and cash equivalents, restricted cash, available-for-sale investments, accounts and bills receivable, financial assets included in deposits and other assets, amounts due from a related party.

The Company’s financial assets and liabilities are recognized initially at cost which is the fair value of the consideration given (in the case of assets) or received (in the case of liabilities). Transaction costs are included in the initial measurement of all financial assets and liabilities. Subsequent to initial recognition, assets and liabilities are either valued at cost, amortized cost using the effective interest rate method or fair value, depending on classification.

The following table sets forth the carrying values and estimated fair values of the Company’s financial assets and liabilities recognized as of March 31, 2013 and 2012. There were no material unrecognized financial assets and liabilities as of March 31, 2013 and 2012.

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial assets:
Cash and cash equivalents	32,385,376	39,792,733	32,385,376	39,792,733
Restricted cash	14,592,289	4,546,062	14,592,289	4,546,062
Available-for-sale investments	17,153	2,006,066	17,153	2,006,066
Accounts and bills receivable	19,713,608	30,273,062	19,713,608	30,273,062
Financial assets included in deposits and other assets	3,846,653	401,815	3,846,653	401,815
Amount due from a related party	18,841	11,798	18,841	11,798

	70,573,920	77,031,536	70,573,920	77,031,536
Non-current financial assets:
Available-for-sale investments	1,045,200	1,033,800	1,045,200	1,033,800

Total financial assets	71,619,120	78,065,336	71,619,120	78,065,336

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial liabilities:
Short term bank loans	4,826,241	4,000,000	4,826,241	4,000,000
Accounts payable	7,134,526	8,163,510	7,134,526	8,163,510
Accrued salaries, allowances and other employee benefits	4,367,642	3,102,335	4,367,642	3,102,335
Other accrued liabilities	9,643,638	6,637,851	9,643,638	6,637,851

Total financial liabilities	25,972,047	21,903,696	25,972,047	21,903,696

The carrying amounts of the Company’s cash and cash equivalents, restricted cash, accounts and bills receivable, financial assets included in deposits and other assets, amounts due from a related party, accounts payable, accrued salaries, allowances and other employee benefits and other accrual liabilities approximate to their fair values because of their short maturities. The available-for-sale investments are stated at quoted market price.

The Company’s cash and cash equivalents and restricted cash are placed primarily with banking institutions in the PRC with high credit ratings. The Company performs periodic credit standing evaluation of those banking institutions to limit the Company’s exposure to any significant credit risks.

The Company’s accounts and bills receivable largely represent amounts due from the Company’s principal customers. Receivable balances are monitored on an ongoing basis and the Company’s exposure to bad debts is not significant. The Company does not require collateral or other credit enhancement for any of its financial assets.

If the counterparties to the above financial assets fail to perform completely under the terms of their contract/arrangement, the maximum loss, based on the gross fair value of the financial instruments, due to this credit risk would be US$71,619,120 and US$78,065,336 as at March 31, 2013 and 2012, respectively.